NOTE 2 - GOING CONCERN CONSIDERATIONS (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (55,985,447)	$ (51,842,805)
Stockholders' deficit	$ (5,854,798)	$ (5,428,241)	$ (1,455,941)